Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Summary of changes in the carrying amount of goodwill

Amount
RMB
Balance as of December 31, 2019	12,697
Additions (Note 8)	10,236
Impairment	(12,565)
Translation adjustments	(132)
Balance as of December 31, 2020	10,236
Balance as of December 31, 2021	10,236